Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 1,264	$ 681	$ 936